091-23797

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Cboe BYX Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
See Attached.
3. Class of New Derivative Securities Product:
See Attached.
4. Name of Underlying Instrument:
See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable.

17019628

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Anders Franzon

Title:
SVP, Associate General Counsel

Telephone Number:
913-815-7154

Manual Signature of Official Responsible for Form:

Date:
December 13, 2017

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 14 2017

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON CBOE BYX EXCHANGE, INC. COMMENCING ON DECEMBER 6, 2017

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
SPDV	Trust	Investment Company Units	S&P 500 Dividend and Free Cash Flow Yield Index	U.S.	Broad
EEMD	Trust	Investment Company Units	S&P Emerging Markets Dividend and Free Cash Flow Yield Index	World	Broad
BUY	Trust	Investment Company Units	SummerHaven Private Equity Strategy Index	U.S.	Broad
BUYN	Trust	Investment Company Units	SummerHaven Private Equity Natural Resources Strategy Index	U.S.	Broad
JPED	Trust	Investment Company Units	Equity Securities	World	Broad

Cboe

SEC
Mail Processing
Section

DEC 14 2017

Washington DC
408

December 13, 2017

Ms. Claudette Ransom
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – Cboe BYX Exchange, Inc.

Ms. Ransom,

On behalf of Cboe BYX Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding five (5) derivative securities products that commenced trading on Cboe BYX Exchange on December 6, 2017. Please contact me if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
SVP, Associate General Counsel
913.815.7154

Securities and Exchange Commission
Trading and Markets

DEC 15 2017

RECEIVED